UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Money Market Trust
Retirement Government
Money Market Portfolio

May 31, 2009

1.802204.105

RGM-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Emerald Notes (BA Credit Card Trust)
6/19/09	1.10%	$ 6,000	$ 5,997
Federal Agencies - 62.3%

Fannie Mae - 16.4%
6/1/09 to 2/22/10	0.41 to 2.86 (c)	905,995	904,568
Federal Home Loan Bank - 24.6%
6/1/09 to 6/11/10	0.21 to 3.04 (b)(c)	1,359,980	1,359,894
Freddie Mac - 21.3%
6/3/09 to 5/5/10	0.21 to 3.14 (c)	1,175,583	1,175,563
TOTAL FEDERAL AGENCIES			3,440,025
U.S. Treasury Obligations - 9.3%

U.S. Treasury Bills - 9.3%
6/4/09 to 6/3/10	0.48 to 1.62	517,592	516,019
Repurchase Agreements - 28.6%
	Maturity Amount (000s)
In a joint trading account at 0.19% dated 5/29/09 due 6/1/09 (Collateralized by U.S. Government Obligations) #	$ 1,403,202	1,403,179
With:
BNP Paribas Securities Corp. at 0.25%, dated 5/20/09 due 7/7/09 (Collateralized by U.S. Government Obligations valued at $27,812,318, 0.95% - 6%, 9/15/23 - 12/15/35)	27,009	27,000
Deutsche Bank Securities, Inc. at 0.23%, dated 5/7/09 due 6/8/09 (Collateralized by U.S. Government Obligations valued at $112,217,922, 5.5%, 8/1/37)	110,022	110,000
ING Financial Markets LLC at 0.28%, dated 5/19/09 due 7/20/09 (Collateralized by U.S. Government Obligations valued at $41,826,304, 4.26% - 6.44%, 12/1/34 - 4/1/37)	41,020	41,000
TOTAL REPURCHASE AGREEMENTS		1,581,179
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $5,543,220)	5,543,220
NET OTHER ASSETS - (0.3)%	(16,187)
NET ASSETS - 100%	$ 5,527,033
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,403,179,000 due 6/01/09 at 0.19%
BNP Paribas Securities Corp.	$ 134,386
Banc of America Securities LLC	84,869
Bank of America, NA	141,459
Barclays Capital, Inc.	228,988
Citigroup Global Markets, Inc.	17,682
Deutsche Bank Securities, Inc.	123,777
Greenwich Capital Markets, Inc.	35,365
ING Financial Markets LLC	108,077
J.P. Morgan Securities, Inc.	141,330
Merrill Lynch Government Securities, Inc.	35,365
Morgan Stanley & Co., Inc.	21,219
RBC Capital Markets Corp.	12,378
Societe Generale, New York Branch	106,095
UBS Securities LLC	194,507
Wachovia Capital Markets LLC	17,682
$ 1,403,179
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,543,220	$ -	$ 5,543,220	$ -
Income Tax Information
At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $5,543,220,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Money Market Trust
Retirement Money Market
Portfolio

May 31, 2009

1.802205.105

RMM-QTLY-0709

Investments May 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
6/5/09	0.50% (e)	$ 25,000	$ 25,000
Roche Holdings, Inc.
9/18/09	1.95 (f)	193,250	193,250
TOTAL CORPORATE BONDS			218,250
Certificates of Deposit - 46.5%

Domestic Certificates Of Deposit - 0.6%
State Street Bank & Trust Co., Boston
6/5/09 to 6/18/09	1.10 to 1.25	105,000	105,000
London Branch, Eurodollar, Foreign Banks - 12.4%
Calyon SA
11/9/09	1.10	45,000	45,000
Commonwealth Bank of Australia
6/29/09 to 11/18/09	0.49 to 0.65	92,000	92,001
Credit Agricole SA
8/3/09 to 12/1/09	0.70 to 1.10	452,000	452,000
Credit Industriel et Commercial
6/1/09 to 8/18/09	0.67 to 1.40	338,000	338,000
Danske Bank AS
6/24/09 to 6/29/09	0.60 to 0.61	121,000	121,001
HSBC Bank PLC
6/3/09 to 11/27/09	0.50 to 1.05	293,000	293,000
ING Bank NV
7/3/09 to 8/10/09	0.84 to 1.15	282,000	282,000
Landesbank Hessen-Thuringen
6/3/09 to 9/2/09	0.70 to 1.50	167,000	167,000
National Australia Bank Ltd.
11/5/09	1.05	60,000	60,000
UniCredit SpA
6/5/09 to 7/8/09	0.85 to 1.00	473,000	473,000
			2,323,002
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 33.5%
Banco Bilbao Vizcaya Argentaria SA
6/2/09	1.00%	$ 32,000	$ 32,000
Bank of Montreal
6/8/09 to 6/23/09	0.86 to 0.95 (e)	204,000	204,000
Bank of Nova Scotia
6/5/09 to 11/23/09	0.55 to 1.57 (e)	622,000	622,000
Bank of Scotland PLC
7/6/09	1.24 (e)	325,000	325,000
Bank Tokyo-Mitsubishi UFJ Ltd.
6/29/09 to 8/25/09	0.47 to 1.05	424,000	424,000
Barclays Bank PLC
6/11/09	1.01 (e)	164,000	164,000
BNP Paribas SA
7/16/09 to 11/9/09	0.84 to 1.20	352,000	352,000
Canadian Imperial Bank of Commerce
6/4/09 to 6/12/09	1.00 to 1.23	68,000	68,000
Commerzbank AG
7/1/09 to 8/17/09	0.85 to 1.12	241,000	241,000
Deutsche Bank AG
6/30/09 to 7/6/09	0.50 to 1.40 (e)	518,000	518,000
DnB NOR Bank ASA
8/13/09 to 8/14/09	1.00	62,000	62,000
Intesa Sanpaolo SpA
6/1/09 to 7/13/09	0.86 to 1.20 (e)	191,000	191,000
Lloyds TSB Bank PLC
6/29/09 to 8/10/09	0.80 to 0.89	251,000	251,000
Natexis Banques Populaires NY
8/12/09	0.98 (e)	37,000	37,000
Natixis SA
6/1/09 to 8/4/09	1.10 to 1.15 (e)	212,000	212,000
Rabobank Nederland
9/9/09 to 1/12/10	0.65 to 1.20	658,000	658,000
Royal Bank of Canada
7/1/09 to 1/12/10	1.00 to 1.51 (e)	205,000	205,000
Royal Bank of Scotland PLC
7/14/09 to 8/12/09	1.00 to 1.25	394,000	394,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Skandinaviska Enskilda Banken AB
7/13/09 to 7/20/09	0.72 to 0.85%	$ 213,000	$ 213,000
Societe Generale
8/5/09 to 10/27/09	0.60 to 1.03 (e)	344,000	344,000
Sumitomo Mitsui Banking Corp.
8/24/09 to 8/25/09	0.50 to 0.50	101,000	101,000
Svenska Handelsbanken AB
8/26/09	1.01 (e)	29,000	29,000
Toronto-Dominion Bank
6/9/09 to 1/14/10	1.00 to 2.50	537,000	537,000
UBS AG
7/6/09	0.83	73,000	73,000
			6,257,000
TOTAL CERTIFICATES OF DEPOSIT			8,685,002
Commercial Paper - 15.1%

Altria Group, Inc.
6/5/09	1.00	10,000	9,999
Banco Bilbao Vizcaya Argentaria SA (London Branch)
6/10/09	1.00	171,000	170,957
Caisse Nationale des Caisses d' Epargne et de Prevoyance
7/22/09 to 11/19/09	0.69 to 0.89	125,000	124,801
CVS Caremark Corp.
6/10/09	6.10	53,000	53,000
Dakota Notes (Citibank Credit Card Issuance Trust)
6/5/09 to 7/17/09	0.60 to 1.00	297,000	296,787
DnB NOR Bank ASA
8/10/09 to 9/17/09	0.59 to 1.00	102,000	101,803
Emerald Notes (BA Credit Card Trust)
6/3/09 to 7/27/09	1.05 to 1.55	256,000	255,644
Intesa Funding LLC
6/12/09 to 9/8/09	1.00 to 1.80	172,000	171,702
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Natexis Banques Populaires US Finance Co. LLC
7/28/09 to 8/3/09	1.15 to 1.20%	$ 117,000	$ 116,777
Nationwide Building Society
6/8/09 to 9/3/09	0.69 to 1.14	205,000	204,741
Palisades Notes (Citibank Omni Master Trust)
6/2/09 to 6/4/09	0.90	204,000	203,990
Sanpaolo IMI U.S. Financial Co.
11/23/09	0.58	12,000	11,966
Santander Finance, Inc.
7/22/09	1.51	34,000	33,928
Societe Generale North America, Inc.
7/13/09 to 8/10/09	0.60 to 1.15	396,000	395,506
Toronto Dominion Holdings (USA)
6/15/09 to 10/5/09	1.65 to 2.14	191,000	190,008
UBS Finance, Inc.
6/2/09 to 6/15/09	0.72 to 0.77	282,000	281,970
UniCredito Italiano Bank (Ireland) PLC
6/9/09 to 7/17/09	0.80 to 0.92	51,000	50,972
Vodafone Group PLC
6/1/09 to 9/1/09	0.50 to 1.20 (b)	153,000	152,663
TOTAL COMMERCIAL PAPER			2,827,214
U.S. Government and Government Agency Obligations - 2.5%

Other Government Related - 2.5%
Bank of America NA (FDIC Guaranteed)
6/15/09 to 7/29/09	1.10 to 1.36 (c)(e)	269,414	269,414
Citibank NA (FDIC Guaranteed)
6/30/09	1.28 (c)(e)	44,000	44,000
General Electric Capital Corp. (FDIC Guaranteed)
7/8/09	1.21 (c)(e)	158,035	158,035
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			471,449
Federal Agencies - 15.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 5.7%
7/23/09 to 2/22/10	0.61 to 3.37%	$ 1,073,000	$ 1,067,367
Federal Home Loan Bank - 6.1%
6/19/09 to 6/4/10	0.28 to 1.77 (d)(e)	1,142,900	1,143,164
Freddie Mac - 3.8%
6/3/09 to 11/3/09	0.86 to 1.26 (e)	710,000	709,124
TOTAL FEDERAL AGENCIES			2,919,655
U.S. Treasury Obligations - 3.6%

U.S. Treasury Bills - 3.6%
7/2/09 to 3/11/10	0.70 to 1.36	669,225	667,202
Medium-Term Notes - 12.0%

AT&T, Inc.
7/2/09	1.64 (b)(e)	152,000	152,000
Bank of America NA
7/6/09	1.40 (e)	165,000	165,000
Bank of Montreal
6/5/09	0.91 (b)(e)	50,000	50,000
Banque Federative du Credit Mutuel
8/28/09	0.96 (b)(e)	96,000	96,000
BP Capital Markets PLC
6/11/09	1.44 (e)	65,000	65,000
Commonwealth Bank of Australia
7/3/09	1.40 (b)(e)	135,000	135,000
Credit Agricole SA
6/22/09	1.48 (b)(e)	325,000	325,000
Lloyds TSB Group PLC
8/7/09	1.29 (b)(e)	159,000	159,000
MetLife Insurance Co. of Connecticut
8/18/09	1.10 (e)(f)	10,000	10,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
National Australia Bank Ltd.
6/8/09	1.51% (b)(e)	$ 85,000	$ 85,000
New York Life Insurance Co.
6/30/09 to 8/27/09	1.72 to 2.37 (e)(f)	109,000	109,000
Nordea Bank AB
7/24/09	1.45 (e)	325,000	325,000
Procter & Gamble Co.
6/6/09	1.31 (e)	37,000	37,000
Procter & Gamble International Funding SCA
8/7/09	1.00 (e)	34,000	34,000
Royal Bank of Canada
6/15/09 to 8/17/09	0.76 to 1.20 (b)(e)	170,000	170,000
Transamerica Occidental Life Insurance Co.
7/1/09	1.31 to 1.46 (e)(f)	70,000	70,000
Verizon Communications, Inc.
6/15/09	1.38 (e)	105,000	105,000
Westpac Banking Corp.
6/4/09	1.51 (b)(e)	147,000	146,995
TOTAL MEDIUM-TERM NOTES			2,238,995
Short-Term Notes - 0.4%

Metropolitan Life Insurance Co.
7/1/09 to 8/3/09	1.48 to 2.71 (e)(f)	65,000	65,000
Time Deposits - 0.3%

Banco Santander SA
8/24/09	0.71	59,000	59,000
Repurchase Agreements - 3.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.19% dated 5/29/09 due 6/1/09 (Collateralized by U.S. Government Obligations) #	$ 181	181
With:
Barclays Capital, Inc. at:
0.55%, dated 5/14/09 due 6/16/09 (Collateralized by Equity Securities valued at $52,814,527)	48,024	48,000
0.58%, dated 5/6/09 due 6/5/09 (Collateralized by Equity Securities valued at $33,013,837)	30,015	30,000
Deutsche Bank Securities, Inc. at:
0.53%, dated 5/18/09 due 6/17/09 (Collateralized by Commercial Paper Obligations valued at $15,515,587, 7/17/09)	15,007	15,000
0.55%, dated:
4/30/09 due 6/1/09 (Collateralized by Equity Securities valued at $19,809,682)	18,009	18,000
5/7/09 due 6/8/09 (Collateralized by Corporate Obligations valued at $31,512,032, 1.26% - 6.82%, 4/10/12 - 1/15/37)	30,015	30,000
0.6%, dated 5/18/09 due 7/17/09 (Collateralized by Commercial Paper Obligations valued at $46,365,359, 7/3/09)	45,045	45,000
0.65%, dated:
5/20/09 due 8/18/09 (Collateralized by Commercial Paper Obligations valued at $31,008,101, 8/18/09)	30,049	30,000
5/27/09 due 8/25/09 (Collateralized by Commercial Paper Obligations valued at $52,539,893, 8/18/09 - 8/25/09)	51,083	51,000
0.7%, dated 5/12/09 due 8/12/09 (Collateralized by Commercial Paper Obligations valued at $9,303,886, 8/12/2009)	9,016	9,000
ING Financial Markets LLC at 0.58%, dated 5/11/09 due 6/10/09 (Collateralized by Corporate Obligations valued at $11,557,279, 1.58% - 5.25%, 5/15/13 - 9/1/35)	11,005	11,000
Morgan Stanley & Co. at 0.52%, dated 5/29/09 due 6/1/09 (Collateralized by Equity Securities valued at $394,917,120)	359,016	359,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Co. at 0.57%, dated 5/29/09 due 6/1/09 (Collateralized by Equity Securities valued at $16,500,786)	$ 15,001	$ 15,000
UBS Securities LLC at 0.63%, dated 5/18/09 due 7/2/09 (Collateralized by Corporate Obligations valued at $79,815,745, 1.63% - 7.38%, 3/22/11 - 11/15/67)	76,060	76,000
TOTAL REPURCHASE AGREEMENTS		737,181
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $18,888,948)		18,888,948
NET OTHER ASSETS - (1.1)%		(205,163)
NET ASSETS - 100%		$ 18,683,785
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,471,658,000 or 7.9% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $471,449,000 or 2.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $447,250,000 or 2.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
MetLife Insurance Co. of Connecticut 1.1%, 8/18/09	8/6/08	$ 10,000
Metropolitan Life Insurance Co.: 1.48%, 8/3/09	2/24/03	$ 20,000
2.71%, 7/1/09	3/26/02	$ 45,000
New York Life Insurance Co.: 1.72%, 8/27/09	5/8/09	$ 42,000
2.37%, 6/30/09	3/23/09	$ 67,000
Roche Holdings, Inc. 1.95%, 9/18/09	3/13/09	$ 193,250
Transamerica Occidental Life Insurance Co.: 1.31%, 7/1/09	4/29/08	$ 60,000
1.46%, 7/1/09	3/27/08	$ 10,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$181,000 due 6/01/09 at 0.19%
BNP Paribas Securities Corp.	$ 17
Banc of America Securities LLC	11
Bank of America, NA	18
Barclays Capital, Inc.	29
Citigroup Global Markets, Inc.	2
Deutsche Bank Securities, Inc.	16
Greenwich Capital Markets, Inc.	5
ING Financial Markets LLC	14
J.P. Morgan Securities, Inc.	18
Merrill Lynch Government Securities, Inc.	5
Morgan Stanley & Co., Inc.	3
RBC Capital Markets Corp.	2
Societe Generale, New York Branch	14
UBS Securities LLC	25
Wachovia Capital Markets LLC	2
$ 181
Other Information

The following is a summary of the inputs used, as of May 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 18,888,948	$ -	$ 18,888,948	$ -
Income Tax Information
At May 31, 2009, the aggregate cost of investment securities for income tax purposes was $18,888,948,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2009